Summary of Significant Accounting Policies - Advertising Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Advertising Expenses
Advertising costs	$ 135.6	$ 204.1	$ 145.3